Natural Gas Mineral Interests - Summary of Natural Gas and Oil Properties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Mineral Properties, Net [Abstract]
Proved properties	$ 347,838	$ 327,342	$ 110,001
Unproved properties	192,581	176,240	63,932
Natural gas and oil mineral interests, gross	540,419	503,582	173,933
Accumulated depletion	(62,786)	(42,996)	(18,849)
Natural gas and oil mineral interests, net	$ 477,633	$ 460,586	$ 155,084